Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	456.75
Total Offset Amount	0.00
Net Fee	456.75
Narrative - Max Aggregate Offering Price	$ 5,250,000.00
Final Prospectus	true